Consolidated Statement of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash generated from operations	¥ 30,137	¥ 24,047	¥ 21,108
Income tax paid	(1,165)	(1,709)	(1,536)
Net cash flows from operating activities	28,972	22,338	19,572
Cash flows from investing activities
Additions to property, plant and equipment and other non-current assets	(7,589)	(26,194)	(24,689)
Advance from disposal of prepayments for land use rights			269
Investment in associates			(47)
Investment in joint ventures	(110)	(16)	(17)
(Net) proceeds from disposal of a subsidiary	(90)	(11)	1,897
Proceeds from disposal of property, plant and equipment	157	5,493	1,043
Proceeds from novation of purchase rights	2,366	7,483
Proceeds from disposal of intangible assets	2	1	1
Proceeds from disposal of an equity investment	5
Proceeds from disposal of available-for-sale investments			5
Proceeds from disposal of investment in an associate	0		12
Proceeds from disposal of prepayments for land use rights		158	3
Decrease in restricted and short-term bank deposits			3
Interest received		71	111
Dividends received	241	252	97
Settlement relating to derivative financial instruments	104	1
Loan to a joint venture		(20)
Proceeds from repayment of loans to a joint venture	15	2
Net cash flows used in investing activities	(4,899)	(12,780)	(21,312)
Cash flows from financing activities
Proceeds from issue of shares	9,442
Proceeds from draw-down of short-term bank loans	6,986	19,144	33,629
Proceeds from draw-down of long-term bank loans	300	8,000
Proceeds from issuance of short-term debentures	39,000	31,000	29,000
Proceeds from issuance of long-term debentures and bonds	7,755	2,938	2,450
Proceeds from draw-down of other financing activities	0	10,693	12,320
Repayments of short-term bank loans	(12,868)	(36,066)	(18,383)
Repayments of long-term bank loans	(4,033)	(7,592)	(3,246)
Repayments of short-term debentures	(35,000)	(26,500)	(36,000)
Repayments of long-term debentures and bonds	(5,567)
Repayments of principal of lease liabilities	(23,895)
Repayments of principal of finance lease obligations		(9,629)	(10,587)
Interest paid	(5,494)	(4,359)	(3,706)
Settlement relating to derivative financial instruments	82	(392)
Dividends paid		(738)	(709)
Dividends paid to non-controlling interests of subsidiaries	(83)	(57)	(60)
Net cash flows (used in)/from financing activities	(23,375)	(13,558)	4,708
Net increase/(decrease) in cash and cash equivalents	698	(4,000)	2,968
Cash and cash equivalents at beginning of year	646	4,616	1,695
Effect of foreign exchange rate changes, net	6	30	(47)
Cash and cash equivalents at December 31	¥ 1,350	¥ 646	¥ 4,616